Cover Page	Aug. 09, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	Overstock.com, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-49799
Entity Tax Identification Number	87-0634302
Entity Address, Address Line One	799 W. Coliseum Way
Entity Address, City or Town	Midvale
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84047
City Area Code	801
Local Phone Number	947-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	OSTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001130713
Amendment Flag	false
Current Fiscal Year End Date	--12-31